STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Banks - 4.7%
Citigroup	93,077		6,429,759
First Republic Bank	48,889		4,727,566
			11,157,325
Capital Goods - 3.5%
Acuity Brands	11,150		1,502,909
Ferguson	36,394		2,658,963
General Electric	467,720		4,181,417
			8,343,289
Consumer Durables & Apparel - 6.9%
Lennar, Cl. A	64,814		3,619,862
NIKE, Cl. B	69,220		6,501,142
PulteGroup	109,034		3,985,193
Under Armour, Cl. A	105,376	[a]	2,101,197
			16,207,394
Diversified Financials - 3.9%
Redwood Trust	167,850	[b]	2,754,419
The Goldman Sachs Group	30,462		6,312,640
			9,067,059
Food & Staples Retailing - 3.5%
Costco Wholesale	17,504		5,043,077
Walgreens Boots Alliance	56,581		3,129,495
			8,172,572
Food, Beverage & Tobacco - 3.3%
PepsiCo	56,681		7,770,965
Health Care Equipment & Services - 6.7%
Abbott Laboratories	84,487		7,069,027
Medtronic	80,563		8,750,753
			15,819,780
Household & Personal Products - 2.9%
Colgate-Palmolive	74,068		5,444,739
Coty, Cl. A	126,445		1,328,937
			6,773,676
Insurance - 4.6%
Intact Financial	108,144		10,884,191
Materials - 2.7%
Ecolab	12,810		2,536,892
International Flavors & Fragrances	30,188		3,703,766
			6,240,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Media & Entertainment - 6.5%
Alphabet, Cl. A		12,506	[a]	15,271,577
Pharmaceuticals Biotechnology & Life Sciences - 6.3%
Gilead Sciences		87,557		5,549,363
Merck & Co.		110,259		9,281,603
				14,830,966
Retailing - 11.2%
Amazon.com		6,506	[a]	11,293,830
Dollar General		48,446		7,700,007
eBay		127,982		4,988,738
The TJX Companies		45,012		2,508,969
				26,491,544
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials		99,353		4,957,715
Qualcomm		50,254		3,833,375
				8,791,090
Software & Services - 12.6%
Accenture, Cl. A		48,505		9,329,937
Intuit		11,140		2,962,572
Microsoft		124,822		17,354,003
				29,646,512
Technology Hardware & Equipment - 7.5%
Apple		52,163		11,682,947
Cisco Systems		121,987		6,027,378
				17,710,325
Telecommunication Services - 3.8%
Verizon Communications		148,720		8,976,739
Utilities - 4.6%
CMS Energy		73,555		4,703,842
Eversource Energy		72,476		6,194,524
				10,898,366
Total Common Stocks (cost $181,277,399)				233,054,028
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,585,908)	1.89	2,585,908	[c]	2,585,908
Total Investments (cost $183,863,307)		100.0%		235,639,936
Cash and Receivables (Net)		.0%		47,419
Net Assets		100.0%		235,687,355

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	230,395,065	2,658,963††	-	233,054,028
Investment Companies	2,585,908	-	-	2,585,908

† See Statement of Investments for additional detailed categorizations, if any.

† † Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2019, accumulated net unrealized appreciation on investments was $51,776,629, consisting of $55,663,690 gross unrealized appreciation and $3,887,061 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.